Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income
Schedule of other income
	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Government grants	41	34	23	18
Others	48	69	60	47
	89	103	83	65